Average Annual Total Returns - FidelityAdvisorEmergingAsiaFund-AMCIZPRO - FidelityAdvisorEmergingAsiaFund-AMCIZPRO - Fidelity Advisor Emerging Asia Fund	Dec. 30, 2024
Fidelity Advisor Emerging Asia Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	6.97%
Past 5 years	7.25%
Past 10 years	6.17%
Fidelity Advisor Emerging Asia Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.97%
Past 5 years	5.96%
Past 10 years	5.26%
Fidelity Advisor Emerging Asia Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.13%
Past 5 years	5.78%
Past 10 years	4.99%
Fidelity Advisor Emerging Asia Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	11.64%
Past 5 years	7.72%
Past 10 years	6.17%
Fidelity Advisor Emerging Asia Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	9.25%
Past 5 years	7.47%
Past 10 years	6.12%
Fidelity Advisor Emerging Asia Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	13.84%
Past 5 years	8.83%
Past 10 years	7.11%
Fidelity Advisor Emerging Asia Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	13.98%
Past 5 years	8.98%
Since Inception	7.44%	[1]
MS591
Average Annual Return:
Past 1 year	5.97%
Past 5 years	3.68%
Past 10 years	3.86%

[1]	A From October 2, 2018 .